NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable	$ 950,000	$ 800,000	$ 50,000
Unamortized discount	(64,000)
Current portion of loan payable	(886,000)	(800,000)	(50,000)
Loan payable, less current portion
Individual [Member]
Notes payable	50,000	50,000	50,000
Individual One [Member]
Notes payable	150,000
Company [Member]
Notes payable	650,000	650,000
Company One [Member]
Notes payable		100,000
Company Two [Member]
Notes payable	$ 100,000